Equity	12 Months Ended
Jun. 30, 2020
Equity
Equity

19. Equity

a)	Capital (number of shares)

Shareholder	2020	2019
Cresud S.A.C.I.F.Y.A.	19,910,800	23,291,500
Board of Directors	192,800	8,462,700
Executive Board	263,453	131,267
Officers	456,253	8,593,967
Treasury	2,761,820	3,086,748
Other	38,975,428	21,916,701
Total shares of paid-up capital	62,104,301	56,888,916
Total free float shares	38,975,428	21,916,701
Free float shares as percentage of total shares (%)	63	39

At June 30, 2020, the Company's subscribed and paid-up capital amounted to R$699,811 (R$584,224 at June 30, 2019). The Company is authorized to increase its capital, regardless of amendments to the articles of incorporation, up to the limit of R$3,000,000, as determined by the Board of Directors.

b)	Capital reserve

Capital Reserves are composed of amounts received by the company that are not registered under profit or loss as revenue, since they refer to amounts allocated to capital reinforcement, which did not involve any effort from the company in delivering the goods or services.

Additional paid in capital

The reserve recorded on June 30, 2020 is related to the acquisition of the subsidiary Agrifirma on January 27, 2020 (Note 1.1), a transaction conducted via exchange of shares that generated a difference between the amount of the capital increase and the consideration transferred related to the unrestricted shares, as shown below:

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares(*)	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio)	4,044,654	82,021

Additional paid in capital		(33,566)

(*)	Shares with restrictions on sale do not meet the definition of equity instruments and are registered as financial liabilities.

Share-based compensation

The information on the share-based compensation plan is described in Note 23.

c)	Income reserves

Legal reserve

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the Company's net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.

The Company is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of the Company's capital and may only be used to offset loss and increase capital.

Reserve for investment and expansion

According to article 36, item (c), of the Company's articles of incorporation and article 196 of Law No. 6404/76, the Company may allocate the remaining portion of adjusted net income for the year ended, to reserve for investment and expansion, subject to approval on the General Shareholders' Meeting.

The balance of the retained profits reserve, except for the reserves of unrealized profit and reserves for contingencies, may not exceed the amount of capital. Once this maximum limit is reached, the General Meeting may resolve on the investment of the exceeding portion in the payment, increase of capital or in dividend distribution.

d)	Dividends

On November 14, 2019, the Company paid the dividends approved at the Annual Shareholders Meeting held on October 16, 2019, which included minimum mandatory dividends of R$42,056 and additional dividends proposed of R$7,944. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will revert to the Company.

Pursuant to article 36, of the Company's Bylaws, profit for the year shall be allocated as follows after allocation to legal reserve: (i) 25% (twenty five percent) of adjusted net profit shall be allocated to the payment of mandatory dividends and (ii) the remaining portion of adjusted net income may be allocated to the reserve for investment and expansion.

The allocation of net income for the year as of June 30, 2020 is as follows:

	2020	2019
Profit for the year	119,554	177,079
(-) Constitution of legal reserve (5% of net profit)	(5,978)	(8,854)
Adjusted profit for the year	113,576	168,225

(-) Mandatory minimum dividends - 25% of adjusted net profit	(28,394)	(42,056)
(-) Additional dividends proposed	(13,606)	(7,944)

Proposed dividends	(42,000)	(50,000)

Constitution of reserve for investments and expansion	71,576	118,225

Total shares of paid up capital (per thousand shares)	62,104	56,889
(-) Treasury shares (per thousand shares)	(2,762)	(3,087)
(=) Outstanding shares (per thousand shares)	59,342	53,802

Dividend per share (R$)	0.71	0.93

e)	Other comprehensive income

At June 30, 2020, the effects from foreign exchange rate differences arising from the translation of Cresca, Palmeiras and Moroti financial statements amounted to R$76,463 (negative (R$1,007) on June 30, 2019 and R$27,084 on June 30, 2018), and the accumulated effect totalled to R$115,339 as of June 30, 2020 (R$38,876 as of June 30, 2019 and R$39,883 as of June 30, 2018, due to the write-off of (R$30,616) upon the re-distribution of the assets and liabilities of Cresca in the fiscal year ended June 30, 2018).

f)	Treasury shares

Under article 20, item XII of the Bylaws of the Company, the Board of Directors is responsible, among others established in the law or the Bylaws, for deliberating on the acquisition by the Company of shares issued by itself, to be held in treasury and/or later cancellation or sale.

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2018	3,086,748	35,208

At June 30, 2019	3,086,748	35,208
Transfers (Note 23.a)	(324,928)	(3,707)
At June 30, 2020	2,761,820	31,501

g)	Subscription warrants

On March 15, 2006, the Board of Directors approved the issuance of 512,000 shares subscription warrants, 256,000 of which for first issue, and 256,000 for second issue, which were delivered to the founder shareholders, in proportion to their interest in the Company's capital at the date of issue of the subscription warrant. Each issue of subscription warrant grants their holders the right to subscribe shares issued by the Company, in an amount equivalent to 20% of its capital after the increase arising from the full exercise of the subscription warrant of each issue.

Subscription warrants of the first issue grant their holders, as from the dates on which they become exercisable, the right to subscribe the shares issued by the Company through the payment of the price per share used in the initial public offering, subject to certain restatement and adjustment rules. The subscription warrants of the first issue were issued in three series, which differ solely as to the date on which the right to subscribe the shares granted by them start.

Exceptionally, the subscription warrants of the first issue may be exercised by their holders in the event of transfer of the Company's control or acquisition of material interest, as defined in the terms of the corporate documents that decided on the issue of the subscription warrants.

The subscription warrants of the second issue grant the holders the right to subscribe shares issued by the Company for up to 15 years, from the date of publication of the announcement of closing of the initial public offering of shares and solely in the events of transfer or acquisition of material shareholding control in the Company, as defined in the terms of the corporate document that decided on the issue of the subscription warrants. In such events, public offerings for acquisition of all the outstanding shares of the Company shall be presented. For the subscription of shares object of the subscription warrants of second issue, their holders shall be required to pay the same price per share used in the abovementioned public offerings of acquisition of the Company's shares.

The number of shares to be subscribed according to the subscription warrants shall be adjusted in case of split or reverse split of shares. The detailed information of the second issue market value of these subscription warrants is shown in the table below:

	Second issue
BrasilAgro	2020	2019

Price of share - R$	20.96	16.60
Maturity (years)	15	15
Maturity (day/month/year)	4/27/2021	27/04/2021
Exercise price at year end - R$/share	20.66	20.23
Number of existing shares	62,104,301	56,888,916
Percentage of capital available for conversion (shares) - %	20	20
Number of outstanding shares and stock purchase warrants	256,000	256,000